Basis of preparation (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Summary Of Significant Accounting Policies [Abstract]
Schedule of Purchase Consideration	The purchase consideration for this acquisition was allocated based on their relative fair values as follows:

In-process research and development	28,204
Property, plant and equipment	2,364
Right-of-use assets	5,870
Other assets	1,144
Lease liabilities	(5,870)
Other liabilities	(3,266)
Net assets acquired	28,445